Contingent Liabilities	12 Months Ended
Dec. 31, 2016
Contingent Liabilities [Abstract]
Contingent Liabilities

NOTE 21 - CONTINGENT LIABILITIES

In the normal course of business, the Corporation and its subsidiary may be involved in various legal actions, but in the opinion of management and legal counsel, the ultimate disposition of such matters is not expected to have a material adverse effect on the consolidated financial statements.